Litigation	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Legal Matters and Contingencies [Text Block]
18.	Litigation

In the ordinary course of its business, the Company is periodically party to various legal actions normally associated with a financial institution. Management does not believe that any of these normal course proceedings are likely to have a material adverse effect on the financial condition or liquidity of the Company.